Collaborative agreements (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Collaborative Arrangements and Non-collaborative Arrangement Transactions [Table Text Block]

	December 31,	December 31,	December 31,
	2012	2011	2010

Licensing and other fees:
Astellas US LLC (note a)	$-	$-	$10
Merck & Co. Inc. (notes a & b)	463	453	65,224
Total	$463	$453	$65,234

Research collaborative fees:
Astellas US LLC (note a)	$-	$368	$564
Merck & Co. Inc. (notes a & b)	326	684	266
Total	$326	$1,052	$830